Auditor's remuneration paid to Ernst & Young LLP - Summary of Auditor's Remuneration Paid (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Auditor's remuneration [abstract]
Audit of the Financial Statements	$ 3.0	$ 2.4	$ 2.5
Audit of subsidiaries	2.2	2.2	2.1
Audit-related assurance services	0.2	0.2	0.2
Other assurance services	1.0	1.2	0.9
Tax compliance	0.1	0.4	0.2
Tax advisory		0.1	0.1
Other non-audit services not covered by the above	0.2	0.1	0.4
Total expense related to remuneration	$ 6.7	$ 6.6	$ 6.4